Restatements of Previously Issued Financial Statements (Details) - Nukkleus Inc.[Member] - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021
Restatements of Previously Issued Financial Statements [Abstract]
Net assets acquired						$ 2,861,631
Non-cash investment						2,862,000
Acquisition amount						$ 2,003,000
Total assets and liabilities	$ 1,937,000	$ 2,415,000	$ 1,117,000	$ 2,415,000	$ 1,937,000		$ 2,017,000
Operating expenses	$ 135,000	$ 142,000	133,000	276,000	411,000		293,000
Net cash provided by operating activities			$ 755,000	$ 286,000	$ 272,000		$ 871,000